Trade Accounts Receivables - Summary of Trade Accounts Receivable (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Trade Accounts Receivable [line items]
Accounts receivable net	R$ 44,616	R$ 23,120
Trade receivables [member]
Disclosure Of Trade Accounts Receivable [line items]
Accounts receivable from clients	32,823	19,078
Other trade accounts receivable	19,538	9,090
Allowance for expected credit losses	(7,745)	(5,048)	R$ (3,205)
Accounts receivable net	R$ 44,616	R$ 23,120